UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Khronos LLC
Address:       2 Grand Central Tower
               140 East 45th Street
               New York, NY 10017

Form 13F File Number: 028-12093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Rafael Mayer
Title:         Managing Member of Zen Group, LLC, the
               managing member of Khronos LLC
Phone:         (212) 763-8800

Signature, Place, and Date of Signing:

/s/ Rafael Mayer                    New York, NY               04/17/07
------------------                 -------------              -----------
 [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)





                               TITLE                    VALUE      SHARES    SH/ PUT/   INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (x1000)     PRN  AMT  PRN CALL DSCRETN   MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATURAL RESOURCES     COM        136385101     27,595      500,000  SH        DEFINED       01      500,000
CERIDIAN CORP                  COM        156779100     69,680    2,000,000  SH        DEFINED       01    2,000,000
MICROSOFT CORP                 COM        594918104    102,462    3,676,437  CALL      DEFINED       01    3,676,437

3                                                      199,737


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         3
Form 13F Information Table Value Total:         $199,737
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       028 -12092                      Zen Group, LLC